Prepayment and other current assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Prepayment and other current assets, net
Schedule of prepayments and other current assets

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Deductible VAT	1,625	541
Deposits	7,984	7,331
Receivables due from third-party online payment platforms	1,197	639
Staff advances	1,336	1,524
Prepaid promotion expenses	40,295	39,275
Receivable from borrowers for the guarantee payment to commercial bank	14,857	18,218
Advance to suppliers	—	7,700
Others	11,295	16,282
Less: provisions for prepayment and other current assets	(31,733)	(35,093)
Total prepayment and other current assets, net	46,856	56,417